Schedule of fair value of the derivative liabilities (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Stock price	$ 12.07	$ 0.91
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.86	$ 0.52
Expected life	9 months 29 days	5 months 4 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.77	$ 1.22
Expected life		1 year 9 months 29 days